Cover	Sep. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-38003
Entity Registrant Name	Ramaco Resources, Inc.
Entity Central Index Key	0001687187
Entity Tax Identification Number	38-4018838
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West Main Street
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	859
Local Phone Number	244-7455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A common stock, $0.01 par value
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	METC
Security Exchange Name	NASDAQ
Class B common stock, $0.01 par value
Title of 12(b) Security	Class B common stock, $0.01 par value
Trading Symbol	METCB
Security Exchange Name	NASDAQ
8.375% Senior Notes due 2029
Title of 12(b) Security	8.375% Senior Notes due 2029
Trading Symbol	METCZ
Security Exchange Name	NASDAQ
8.250% Senior Notes due 2030
Title of 12(b) Security	8.250% Senior Notes due 2030
Trading Symbol	METCI
Security Exchange Name	NASDAQ